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Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
DFA INVESTMENT DIMENSIONS GROUP INC. Dimensional 2065 Target Date Retirement Income Fund SUPPLEMENT TO THE PROSPECTUS
The purpose of this Supplement to the Prospectus dated February 28, 2023, of the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”), a series of DFA Investment Dimensions Group Inc., is to notify shareholders of a change to the Portfolio’s primary benchmark. Accordingly, the “Annualized Returns” table under the “Performance” section is replaced with the following:

Annualized Returns (%) Periods ending December 31, 2022
Average Annual Returns - Dimensional 2065 Target Date Retirement Income Fund		1 Year	Since Inception	Inception Date
Institutional Class		(15.24%)	5.08%	Jan. 02, 2020
After Taxes on Distributions | Institutional Class		(15.66%)	4.49%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		(8.75%)	3.85%
S&P Global BMI Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	(18.63%)	3.39%
FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	[1]	(2.81%)	(0.30%)
S&P STRIDE Glide Path 2065 Index (reflects no deduction for fees, expenses, or taxes on sales)	[1]	(17.28%)	4.93%
[1]	S&P Dow Jones Indices is discontinuing the Portfolio’s primary benchmark, the S&P STRIDE Glide Path 2065 Index. Accordingly, effective December 19, 2023, the S&P Global BMI Index (net dividends) and FTSE World Government Bond Index 1-3 Years, Currency-Hedged in USD Terms, are the Portfolio’s benchmarks.